Average Annual Total Returns{- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Investor PRO-11 - Emerging Markets Portfolio	VIP Emerging Markets Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Emerging Markets Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Emerging Markets Portfolio-Investor VIP Return Before Taxes Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	(2.28%)	14.90%	8.35%	(2.53%)	9.90%	5.53%